Stockholders' Equity (Details 3) - Restricted Common Stock [Member] - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Number of Shares, Outstanding and expected to vest, Beginning balance		2,188
Number of Shares, Issued		(938)
Number of Shares, Forfeited		(1,250)
Number of Shares, Outstanding and expected to vest, Ending balance
Weighted Average Fair Value Per Share, Outstanding and vested, Beginning balance		$ 61.00
Weighted Average Fair Value Per Share, Issued		61.00
Weighted Average Fair Value Per Share, Forfeited		61.00
Weighted Average Fair Value Per Share, Outstanding and expected to vest, Ending balance